Deferred Income Taxes - Reconciliation of deferred tax liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Income Taxes
Beginning of financial year	€ 10,191
Acquisition of businesses		€ 10,321
Movements during the year	1,137
Exchange differences	644	(130)
Ending of financial year	€ 11,972	€ 10,191